UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2019

Gateway Fund

Gateway Equity Call Premium Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

GATEWAY FUND

Managers	Symbols

Daniel M. Ashcraft, CFA®	Class A GATEX

Michael T. Buckius, CFA®	Class C GTECX

Paul R. Stewart, CFA®	Class N GTENX

Kenneth H. Toft, CFA®	Class Y GTEYX

Gateway Investment Advisers, LLC

Investment Goal

The fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

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Average Annual Total Returns — June 30, 20194

						Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 2/19/08)
NAV	5.94%	1.63%	4.06%	5.21%	—%	0.76%	0.70%

Class A (Inception 12/07/77)
NAV	5.81	1.38	3.81	4.96	—	1.01	0.94
With 5.75% Maximum Sales Charge	-0.27	-4.46	2.59	4.34	—

Class C (Inception 2/19/08)
NAV	5.44	0.62	3.02	4.17	—	1.76	1.70
With CDSC[1]	4.44	-0.38	3.02	4.17	—

Class N (Inception 5/1/17)
NAV	5.97	1.65	—	—	3.45	0.70	0.65

Comparative Performance
S&P 500® Index[2]	18.54	10.42	10.71	14.70	12.35
Bloomberg Barclays U.S. Aggregate Bond Index[3]	6.11	7.87	2.95	3.90	3.80

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For more recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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GATEWAY EQUITY CALL PREMIUM FUND

Managers	Symbols

Daniel M. Ashcraft, CFA®	Class A GCPAX

Michael T. Buckius, CFA®	Class C GCPCX

Kenneth H. Toft, CFA®	Class N GCPNX

Gateway Investment Advisers, LLC	Class Y GCPYX

Investment Goal

The Fund seeks total return with less risk than U.S. equity markets.

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Average Annual Total Returns — June 30, 20194

					Expense Ratios[5]
	6 Months	1 Year	Life of Class		Gross	Net

Class Y (Inception 9/30/14)			Class Y/A/C	Class N
NAV	9.30%	3.50%	5.75%	—%	1.19%	0.95%

Class A (Inception 9/30/14)
NAV	9.17	3.21	5.47	—	1.44	1.20
With 5.75% Maximum Sales Charge	2.90	-2.70	4.17	—

Class C (Inception 9/30/14)
NAV	8.71	2.38	4.70	—	2.19	1.95
With CDSC[1]	7.71	1.38	4.70	—

Class N (Inception 5/1/17)
NAV	9.24	3.39	—	5.02	15.41	0.90

Comparative Performance
Cboe® S&P 500 BuyWrite Index (BXMSM)[2]	10.27	3.18	6.13	5.80
S&P 500® Index[3]	18.54	10.42	11.05	12.35

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The Cboe® S&P 500 BuyWrite Index (BXMSM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500® Index (SPXSM) “covered” call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

3

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived form third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2019 through June 30, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your Class.

The second line for the table of each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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GATEWAY FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,058.10	$4.80
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71
Class C
Actual	$1,000.00	$1,054.40	$8.66
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50
Class N
Actual	$1,000.00	$1,059.70	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26
Class Y
Actual	$1,000.00	$1,059.40	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.94%, 1.70%, 0.65% and 0.70% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

GATEWAY EQUITY CALL PREMIUM FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,091.70	$6.22
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01
Class C
Actual	$1,000.00	$1,087.10	$10.09
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$9.74
Class N
Actual	$1,000.00	$1,092.40	$4.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51
Class Y
Actual	$1,000.00	$1,093.00	$4.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.90% and 0.95% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts, with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category, where available, performance ratings provided by a third-party, where available, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the

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Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2019. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, for any Funds with more than one year’s performance, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2018, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Gateway Fund	43%	44%	28%
Gateway Equity Call Premium Fund	58%	32%	N/A

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In the case of a Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance was competitive when compared to the relevant performance category; and (3) that the Fund’s performance had been consistent with its investment objective of earning positive returns while meaningfully reducing equity market volatility, such that its performance relative to its category would be expected to lag in certain market conditions.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, as well as the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds have expense caps in place, and they considered the amounts waived or reimbursed by the Adviser for the Funds under their caps.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management

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about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense caps with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense caps. With respect to economies of scale, the Trustees noted that the Gateway Fund had breakpoints in its advisory fee and that each Fund was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment the Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

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•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2020.

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Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks — 99.1% of Net Assets
	Aerospace & Defense — 2.3%
196,861	Boeing Co. (The)(a)	$71,659,373
57,682	Huntington Ingalls Industries, Inc.(a)	12,963,453
197,320	Raytheon Co.(a)	34,310,001
36,256	TransDigm Group, Inc.(a)(b)	17,540,653
392,820	United Technologies Corp.(a)	51,145,164

		187,618,644

	Air Freight & Logistics — 0.4%
323,188	United Parcel Service, Inc., Class B(a)	33,375,625
45,252	XPO Logistics, Inc.(a)(b)	2,616,018

		35,991,643

	Airlines — 0.3%
111,418	Alaska Air Group, Inc.(a)	7,120,724
258,395	JetBlue Airways Corp.(a)(b)	4,777,724
170,449	United Continental Holdings, Inc.(a)(b)	14,922,810

		26,821,258

	Auto Components — 0.2%
104,248	Autoliv, Inc.(a)	7,350,526
133,959	Cooper Tire & Rubber Co.(a)	4,226,406
108,380	Garrett Motion, Inc.(b)	1,663,633
117,234	Veoneer, Inc.(b)	2,029,321

		15,269,886

	Automobiles — 0.1%
22,529	Tesla, Inc.(a)(b)	5,034,330

	Banks — 5.9%
192,903	Associated Banc-Corp(a)	4,077,969
3,579,932	Bank of America Corp.(a)	103,818,028
968,793	Citigroup, Inc.(a)	67,844,574
126,764	First Republic Bank(a)	12,378,505
1,133,203	Huntington Bancshares, Inc.(a)	15,660,865
1,294,128	JPMorgan Chase & Co.(a)	144,683,510
281,777	Old National Bancorp(a)	4,674,680
46,222	Signature Bank(a)	5,585,467
40,875	SVB Financial Group(a)(b)	9,180,116
758,365	U.S. Bancorp(a)	39,738,326
1,473,461	Wells Fargo & Co.(a)	69,724,175

		477,366,215

	Beverages — 2.1%
1,513,229	Coca-Cola Co. (The)(a)	77,053,621
213,386	Monster Beverage Corp.(a)(b)	13,620,428
594,999	PepsiCo, Inc.(a)	78,022,219

		168,696,268

	Biotechnology — 2.7%
514,130	AbbVie, Inc.(a)	37,387,534

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Biotechnology — continued
289,556	Amgen, Inc.(a)	$53,359,380
108,706	Biogen, Inc.(a)(b)	25,423,072
330,848	Celgene Corp.(a)(b)	30,583,589
564,732	Gilead Sciences, Inc.(a)	38,153,294
41,443	Ionis Pharmaceuticals, Inc.(a)(b)	2,663,542
53,283	Seattle Genetics, Inc.(a)(b)	3,687,716
134,540	Vertex Pharmaceuticals, Inc.(a)(b)	24,671,945

		215,930,072

	Building Products — 0.3%
401,198	Johnson Controls International PLC(a)	16,573,490
27,581	Lennox International, Inc.(a)	7,584,775
30,459	Resideo Technologies, Inc.(b)	667,661

		24,825,926

	Capital Markets — 2.6%
593,847	Bank of New York Mellon Corp. (The)(a)	26,218,345
625,733	Charles Schwab Corp. (The)(a)	25,148,209
158,259	Eaton Vance Corp.(a)	6,825,711
37,922	FactSet Research Systems, Inc.(a)	10,866,928
180,153	Goldman Sachs Group, Inc. (The)(a)	36,859,304
393,785	Intercontinental Exchange, Inc.(a)	33,841,883
136,865	Legg Mason, Inc.(a)	5,239,192
13,085	MarketAxess Holdings, Inc.(a)	4,205,781
828,584	Morgan Stanley(a)	36,300,265
76,597	MSCI, Inc.(a)	18,290,598
117,036	TD Ameritrade Holding Corp.(a)	5,842,437
129,365	Waddell & Reed Financial, Inc., Class A(a)	2,156,514

		211,795,167

	Chemicals — 1.9%
40,841	AdvanSix, Inc.(b)	997,746
115,188	Ashland Global Holdings, Inc.(a)	9,211,584
97,886	Celanese Corp., Series A(a)	10,552,111
82,520	Chemours Co. (The)	1,980,480
407,645	Corteva, Inc.(a)(b)	12,054,063
335,075	Dow, Inc.(a)	16,522,548
407,645	DuPont de Nemours, Inc.(a)	30,601,910
211,462	Eastman Chemical Co.(a)	16,458,088
33,349	Ingevity Corp.(a)(b)	3,507,314
295,365	LyondellBasell Industries NV, Class A(a)	25,439,788
270,132	Olin Corp.(a)	5,918,592
171,746	RPM International, Inc.(a)	10,495,398
412,546	Valvoline, Inc.(a)	8,057,023

		151,796,645

	Commercial Services & Supplies — 0.5%
106,013	Copart, Inc.(a)(b)	7,923,411
53,505	Waste Connections, Inc.(a)	5,114,008

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
244,724	Waste Management, Inc.(a)	$28,233,808

		41,271,227

	Communications Equipment — 1.4%
25,654	Arista Networks, Inc.(a)(b)	6,660,291
1,619,843	Cisco Systems, Inc.(a)	88,654,007
106,013	Motorola Solutions, Inc.(a)	17,675,548

		112,989,846

	Consumer Finance — 0.3%
121,623	Ally Financial, Inc.(a)	3,769,097
308,240	Discover Financial Services(a)	23,916,341

		27,685,438

	Containers & Packaging — 0.4%
116,867	Avery Dennison Corp.(a)	13,519,174
135,652	Sonoco Products Co.(a)	8,863,502
180,346	WestRock Co.(a)	6,577,219

		28,959,895

	Distributors — 0.2%
149,822	Genuine Parts Co.(a)	15,518,563

	Diversified Consumer Services — 0.0%
80,237	Service Corp. International(a)	3,753,487

	Diversified Financial Services — 2.0%
745,041	Berkshire Hathaway, Inc., Class B(a)(b)	158,820,390

	Diversified Telecommunication Services — 2.0%
2,521,533	AT&T, Inc.(a)	84,496,571
1,375,363	Verizon Communications, Inc.(a)	78,574,488

		163,071,059

	Electric Utilities — 1.5%
512,757	Alliant Energy Corp.(a)	25,166,114
435,727	American Electric Power Co., Inc.(a)	38,348,333
460,827	Duke Energy Corp.(a)	40,663,374
138,237	Evergy, Inc.(a)	8,314,956
13,545	Hawaiian Electric Industries, Inc.	589,885
153,399	OGE Energy Corp.(a)	6,528,661

		119,611,323

	Electrical Equipment — 0.6%
229,541	Eaton Corp. PLC(a)	19,116,174
341,749	Emerson Electric Co.(a)	22,801,493
36,487	Hubbell, Inc.(a)	4,757,905
32,431	nVent Electric PLC	803,965

		47,479,537

	Electronic Equipment, Instruments & Components — 0.6%
113,461	CDW Corp.(a)	12,594,171
522,510	Corning, Inc.(a)	17,363,007

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — continued
279,109	Trimble, Inc.(a)(b)	$12,590,607
28,369	Zebra Technologies Corp., Class A(a)(b)	5,943,022

		48,490,807

	Entertainment — 2.2%
297,296	Activision Blizzard, Inc.(a)	14,032,371
63,075	Live Nation Entertainment, Inc.(a)(b)	4,178,719
160,624	Netflix, Inc.(a)(b)	59,000,408
64,368	Take-Two Interactive Software, Inc.(a)(b)	7,307,699
670,992	Walt Disney Co. (The)(a)	93,697,323

		178,216,520

	Food & Staples Retailing — 1.2%
425,571	Walgreens Boots Alliance, Inc.(a)	23,265,966
676,008	Walmart, Inc.(a)	74,692,124

		97,958,090

	Food Products — 0.8%
105,472	Bunge Ltd.(a)	5,875,845
66,489	Ingredion, Inc.(a)	5,484,678
118,515	Lamb Weston Holdings, Inc.(a)	7,509,110
900,650	Mondelez International, Inc., Class A(a)	48,545,035

		67,414,668

	Gas Utilities — 0.1%
8,848	Atmos Energy Corp.	933,995
90,899	National Fuel Gas Co.(a)	4,794,922
28,803	UGI Corp.	1,538,368

		7,267,285

	Health Care Equipment & Supplies — 3.4%
763,559	Abbott Laboratories(a)	64,215,312
42,056	Align Technology, Inc.(a)(b)	11,510,727
288,581	Baxter International, Inc.(a)	23,634,784
714,099	Boston Scientific Corp.(a)(b)	30,691,975
23,852	DexCom, Inc.(a)(b)	3,573,984
105,181	Edwards Lifesciences Corp.(a)(b)	19,431,138
292,284	Hologic, Inc.(a)(b)	14,035,478
57,944	Intuitive Surgical, Inc.(a)(b)	30,394,525
585,749	Medtronic PLC(a)	57,046,095
106,088	ResMed, Inc.(a)	12,945,918
24,825	STERIS PLC(a)	3,695,946
24,419	Teleflex, Inc.(a)	8,086,352

		279,262,234

	Health Care Providers & Services — 2.7%
124,345	Anthem, Inc.(a)	35,091,402
158,775	Cigna Corp.(a)	25,015,001
493,901	CVS Health Corp.(a)	26,912,666
139,368	HCA Healthcare, Inc.(a)	18,838,373
15,423	Molina Healthcare, Inc.(a)(b)	2,207,648

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
107,436	Quest Diagnostics, Inc.(a)	$10,938,059
378,849	UnitedHealth Group, Inc.(a)	92,442,945
71,490	Universal Health Services, Inc., Class B(a)	9,321,581

		220,767,675

	Health Care Technology — 0.1%
37,666	Veeva Systems, Inc., Class A(a)(b)	6,106,035

	Hotels, Restaurants & Leisure — 1.8%
28,056	Domino’s Pizza, Inc.(a)	7,807,424
127,795	Hilton Grand Vacations, Inc.(a)(b)	4,066,437
252,265	Hilton Worldwide Holdings, Inc.(a)	24,656,381
77,044	Las Vegas Sands Corp.(a)	4,552,530
368,215	McDonald’s Corp.(a)	76,463,527
97,500	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)	2,117,700
463,851	MGM Resorts International(a)	13,252,223
91,903	Restaurant Brands International, Inc.(a)	6,390,935
10,028	Vail Resorts, Inc.(a)	2,237,447
401,168	Wendy’s Co. (The)(a)	7,854,869

		149,399,473

	Household Durables — 0.2%
2,523	NVR, Inc.(a)(b)	8,503,141
286,997	Toll Brothers, Inc.(a)	10,509,830
18,928	Tupperware Brands Corp.	360,200

		19,373,171

	Household Products — 1.7%
453,289	Colgate-Palmolive Co.(a)	32,487,223
975,583	Procter & Gamble Co. (The)(a)	106,972,676

		139,459,899

	Industrial Conglomerates — 1.6%
210,034	3M Co.(a)	36,407,294
3,471,039	General Electric Co.(a)	36,445,909
333,797	Honeywell International, Inc.(a)	58,277,618

		131,130,821

	Insurance — 2.2%
513,750	Aflac, Inc.(a)	28,158,638
245,503	Allstate Corp. (The)(a)	24,965,200
69,580	American Financial Group, Inc.(a)	7,129,863
499,391	American International Group, Inc.(a)	26,607,552
164,143	Aon PLC(a)	31,676,316
294,681	Arch Capital Group Ltd.(a)(b)	10,926,771
267,388	Arthur J. Gallagher & Co.(a)	23,420,515
100,086	Fidelity National Financial, Inc.(a)	4,033,466
280,812	Lincoln National Corp.(a)	18,098,333

		175,016,654

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Interactive Media & Services — 4.8%
68,729	Alphabet, Inc., Class A(a)(b)	$74,419,761
140,172	Alphabet, Inc., Class C(a)(b)	151,513,316
16,227	Baidu, Inc., Sponsored ADR(b)	1,904,401
832,496	Facebook, Inc., Class A(a)(b)	160,671,728
56,415	Zillow Group, Inc., Class C(a)(b)	2,617,092

		391,126,298

	Internet & Direct Marketing Retail — 3.9%
141,822	Amazon.com, Inc.(a)(b)	268,558,394
17,031	Booking Holdings, Inc.(a)(b)	31,928,186
363,128	eBay, Inc.(a)	14,343,556
4,992	MercadoLibre, Inc.(a)(b)	3,053,956

		317,884,092

	IT Services — 4.8%
185,307	Automatic Data Processing, Inc.(a)	30,636,806
6,683	Black Knight, Inc.(b)	401,982
102,965	Broadridge Financial Solutions, Inc.(a)	13,146,571
282,787	Cognizant Technology Solutions Corp., Class A(a)	17,925,868
202,833	Fidelity National Information Services, Inc.(a)	24,883,552
46,077	FleetCor Technologies, Inc.(a)(b)	12,940,725
344,693	International Business Machines Corp.(a)	47,533,165
60,744	Jack Henry & Associates, Inc.(a)	8,134,837
66,043	Leidos Holdings, Inc.(a)	5,273,534
195,862	Paychex, Inc.(a)	16,117,484
473,273	PayPal Holdings, Inc.(a)(b)	54,170,828
103,624	VeriSign, Inc.(a)(b)	21,673,996
765,284	Visa, Inc., Class A(a)	132,815,038
379,264	Western Union Co. (The)(a)	7,543,561

		393,197,947

	Leisure Products — 0.0%
39,532	Polaris Industries, Inc.(a)	3,606,504

	Life Sciences Tools & Services — 0.4%
76,867	Illumina, Inc.(a)(b)	28,298,586
39,674	PRA Health Sciences, Inc.(a)(b)	3,933,677

		32,232,263

	Machinery — 1.7%
256,592	Caterpillar, Inc.(a)	34,970,924
116,361	Cummins, Inc.(a)	19,937,294
155,866	Deere & Co.(a)	25,828,555
82,178	IDEX Corp.(a)	14,146,121
123,213	Parker Hannifin Corp.(a)	20,947,442
305,583	Pentair PLC(a)	11,367,687
59,403	Snap-on, Inc.(a)	9,839,513
90,094	Timken Co. (The)(a)	4,625,426

		141,662,962

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Media — 1.3%
1,721,259	Comcast Corp., Class A(a)	$72,774,830
64,667	Liberty Broadband Corp., Class C(a)(b)	6,739,595
185,047	Liberty Global PLC, Series C(a)(b)	4,909,297
83,437	Liberty Latin America Ltd., Class C(b)	1,434,282
100,282	News Corp., Class B	1,399,937
150,886	Omnicom Group, Inc.(a)	12,365,108
571,783	Sirius XM Holdings, Inc.(a)	3,190,549

		102,813,598

	Metals & Mining — 0.2%
201,653	Southern Copper Corp.(a)	7,834,219
289,999	Steel Dynamics, Inc.(a)	8,757,970
54,433	Worthington Industries, Inc.(a)	2,191,472

		18,783,661

	Multi-Utilities — 1.7%
312,616	Ameren Corp.(a)	23,480,588
439,227	CenterPoint Energy, Inc.(a)	12,575,069
273,147	Consolidated Edison, Inc.(a)	23,949,529
374,870	Public Service Enterprise Group, Inc.(a)	22,049,853
114,834	Sempra Energy(a)	15,782,785
477,207	WEC Energy Group, Inc.(a)	39,784,748

		137,622,572

	Multiline Retail — 0.4%
152,781	Nordstrom, Inc.(a)	4,867,603
304,310	Target Corp.(a)	26,356,289

		31,223,892

	Oil, Gas & Consumable Fuels — 5.0%
112,695	Cheniere Energy, Inc.(a)(b)	7,713,973
794,771	Chevron Corp.(a)	98,901,303
925,692	ConocoPhillips(a)	56,467,212
427,411	Continental Resources, Inc.(a)(b)	17,989,729
1,718,453	Exxon Mobil Corp.(a)	131,685,053
107,081	HollyFrontier Corp.(a)	4,955,709
518,643	Occidental Petroleum Corp.(a)	26,077,370
259,998	ONEOK, Inc.(a)	17,890,462
270,446	Phillips 66(a)	25,297,519
112,009	Targa Resources Corp.(a)	4,397,473
197,255	Valero Energy Corp.(a)	16,887,001

		408,262,804

	Personal Products — 0.3%
110,358	Estee Lauder Cos., Inc. (The), Class A(a)	20,207,653
46,643	Herbalife Nutrition Ltd.(a)(b)	1,994,455

		22,202,108

	Pharmaceuticals — 4.7%
591,665	Bristol-Myers Squibb Co.(a)	26,832,008
370,550	Eli Lilly & Co.(a)	41,053,234

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Pharmaceuticals — continued
27,123	Jazz Pharmaceuticals PLC(a)(b)	$3,866,655
938,297	Johnson & Johnson(a)	130,686,006
993,696	Merck & Co., Inc.(a)	83,321,410
2,137,324	Pfizer, Inc.(a)	92,588,876
34,280	Takeda Pharmaceutlcal Co. Ltd., Sponsored ADR	606,756

		378,954,945

	Professional Services — 0.6%
17,970	CoStar Group, Inc.(a)(b)	9,956,458
54,075	ManpowerGroup, Inc.(a)	5,223,645
84,606	TransUnion(a)	6,219,387
176,238	Verisk Analytics, Inc.(a)	25,811,818

		47,211,308

	REITs – Apartments — 0.6%
192,021	Camden Property Trust(a)	20,045,072
617,097	UDR, Inc.(a)	27,701,484

		47,746,556

	REITs – Diversified — 0.6%
165,129	Digital Realty Trust, Inc.(a)	19,450,545
664,704	Duke Realty Corp.(a)	21,011,293
73,636	W.P. Carey, Inc.(a)	5,977,771

		46,439,609

	REITs – Health Care — 0.5%
260,504	Healthcare Realty Trust, Inc.(a)	8,158,985
419,069	Medical Properties Trust, Inc.(a)	7,308,563
233,714	Sabra Health Care REIT, Inc.(a)	4,601,829
310,797	Ventas, Inc.(a)	21,242,975

		41,312,352

	REITs – Hotels — 0.1%
159,507	Park Hotels & Resorts, Inc.(a)	4,396,013

	REITs – Manufactured Homes — 0.1%
48,503	Sun Communities, Inc.(a)	6,217,600

	REITs – Mortgage — 0.1%
133,353	AGNC Investment Corp.(a)	2,242,998
326,064	Annaly Capital Management, Inc.(a)	2,976,964

		5,219,962

	REITs – Office Property — 0.3%
222,920	Kilroy Realty Corp.(a)	16,453,725
246,737	Mack-Cali Realty Corp.(a)	5,746,505

		22,200,230

	REITs – Shopping Centers — 0.3%
354,094	Regency Centers Corp.(a)	23,632,234

	REITs – Single Tenant — 0.2%
279,887	National Retail Properties, Inc.(a)	14,836,810

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	REITs – Storage — 0.2%
185,128	Extra Space Storage, Inc.(a)	$19,642,081

	REITs – Warehouse/Industrials — 0.2%
271,168	Liberty Property Trust(a)	13,569,247

	Road & Rail — 1.1%
29,457	Canadian Pacific Railway Ltd.(a)	6,929,465
377,932	CSX Corp.(a)	29,240,599
48,966	Old Dominion Freight Line, Inc.(a)	7,308,665
280,121	Union Pacific Corp.(a)	47,371,262

		90,849,991

	Semiconductors & Semiconductor Equipment — 3.8%
438,030	Advanced Micro Devices, Inc.(a)(b)	13,302,971
246,797	Analog Devices, Inc.(a)	27,855,977
142,533	Broadcom, Inc.(a)	41,029,549
1,562,164	Intel Corp.(a)	74,780,791
157,797	Microchip Technology, Inc.(a)	13,681,000
231,437	NVIDIA Corp.(a)	38,008,899
452,025	QUALCOMM, Inc.(a)	34,385,542
91,532	Skyworks Solutions, Inc.(a)	7,072,678
281,442	Teradyne, Inc.(a)	13,483,886
406,345	Texas Instruments, Inc.(a)	46,632,152

		310,233,445

	Software — 7.0%
216,148	Adobe, Inc.(a)(b)	63,688,008
70,618	ANSYS, Inc.(a)(b)	14,463,979
188,193	Cadence Design Systems, Inc.(a)(b)	13,325,946
57,460	Check Point Software Technologies Ltd.(a)(b)	6,642,951
88,528	Fortinet, Inc.(a)(b)	6,801,606
2,642,862	Microsoft Corp.(a)	354,037,794
232,052	Nuance Communications, Inc.(a)(b)	3,705,870
985,446	Oracle Corp.(a)	56,140,859
23,152	Palo Alto Networks, Inc.(a)(b)	4,717,452
8,867	Paycom Software, Inc.(a)(b)	2,010,326
66,929	PTC, Inc.(a)(b)	6,007,547
36,812	ServiceNow, Inc.(a)(b)	10,107,471
70,943	SS&C Technologies Holdings, Inc.(a)	4,087,026
278,545	Symantec Corp.(a)	6,061,139
29,720	VMware, Inc., Class A(a)	4,969,481
41,024	Workday, Inc., Class A(a)(b)	8,433,714

		565,201,169

	Specialty Retail — 2.3%
228,999	American Eagle Outfitters, Inc.(a)	3,870,083
18,467	Burlington Stores, Inc.(a)(b)	3,142,160
91,935	Foot Locker, Inc.(a)	3,853,915
472,674	Home Depot, Inc. (The)(a)	98,302,012
350,204	Lowe’s Cos., Inc.(a)	35,339,086
100,645	Tiffany & Co.(a)	9,424,398

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — continued
589,779	TJX Cos., Inc. (The)(a)	$31,187,513

		185,119,167

	Technology Hardware, Storage & Peripherals — 3.7%
1,487,870	Apple, Inc.(a)	294,479,230
58,386	Dell Technologies, Inc., Class C(a)(b)	2,966,009

		297,445,239

	Textiles, Apparel & Luxury Goods — 0.8%
46,778	Lululemon Athletica, Inc.(a)(b)	8,429,864
531,919	NIKE, Inc., Class B(a)	44,654,600
99,313	PVH Corp.(a)	9,398,982

		62,483,446

	Tobacco — 0.9%
634,115	Altria Group, Inc.(a)	30,025,345
540,455	Philip Morris International, Inc.(a)	42,441,931

		72,467,276

	Trading Companies & Distributors — 0.1%
62,797	GATX Corp.(a)	4,979,174

	Wireless Telecommunication Services — 0.1%
500,968	Sprint Corp.(a)(b)	3,291,360
61,168	T-Mobile US, Inc.(a)(b)	4,534,995

		7,826,355

	Total Common Stocks (Identified Cost $4,980,436,612)	8,028,773,061

	Total Purchased Options — 0.4% (Identified Cost $71,435,270) (see detail below)	31,720,050

Principal Amount
Short-Term Investments — 2.6%
$212,231,981	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $212,258,510 on 7/01/2019 collateralized by $207,805,000 U.S. Treasury Inflation Indexed Note, 0.625% due 4/15/2023 valued at $216,481,690 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $212,231,981)	212,231,981

	Total Investments — 102.1% (Identified Cost $5,264,103,863)	8,272,725,092
	Other assets less liabilities — (2.1)%	(172,796,152)

	Net Assets — 100.0%	$8,099,928,940

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Fund – (continued)

Purchased Options — 0.4%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 0.4%
S&P 500® Index, Put(b)	8/16/2019	2,575	3,382	$994,903,232	$9,072,215	$1,843,190
S&P 500® Index, Put(b)	8/16/2019	2,625	3,382	994,903,232	4,412,056	2,485,770
S&P 500® Index, Put(b)	8/16/2019	2,650	3,382	994,903,232	9,467,909	2,874,700
S&P 500® Index, Put(b)	8/16/2019	2,675	3,382	994,903,232	8,294,355	3,348,180
S&P 500® Index, Put(b)	9/20/2019	2,575	3,382	994,903,232	11,202,875	4,396,600
S&P 500® Index, Put(b)	9/20/2019	2,600	3,381	994,609,056	12,450,532	4,936,260
S&P 500® Index, Put(b)	9/20/2019	2,625	3,381	994,609,056	8,968,103	5,578,650
S&P 500® Index, Put(b)	9/20/2019	2,650	3,382	994,903,232	7,567,225	6,256,700

Total					$71,435,270	$31,720,050

Written Options — (2.2%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (2.2%)
S&P 500® Index, Call	7/19/2019	2,900	(3,006)	$(884,293,056)	$(23,970,425)	$(19,418,760)
S&P 500® Index, Call	7/19/2019	2,925	(6,011)	(1,768,291,936)	(25,531,773)	(28,101,425)
S&P 500® Index, Call	7/19/2019	2,950	(3,007)	(884,587,232)	(18,508,899)	(9,487,085)
S&P 500® Index, Call	8/16/2019	2,850	(3,006)	(884,293,056)	(29,751,885)	(36,883,620)
S&P 500® Index, Call	8/16/2019	2,900	(3,006)	(884,293,056)	(19,200,825)	(25,520,940)
S&P 500® Index, Call	8/16/2019	2,925	(3,006)	(884,293,056)	(23,072,066)	(20,395,710)
S&P 500® Index, Call	8/16/2019	2,975	(3,006)	(884,293,056)	(14,613,398)	(11,663,280)
S&P 500® Index, Call	9/20/2019	2,925	(3,006)	(884,293,056)	(29,751,885)	(26,633,160)

Total					$(184,401,156)	$(178,103,980)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Fund – (continued)

Industry Summary at June 30, 2019 (Unaudited)

Software	7.0%
Banks	5.9
Oil, Gas & Consumable Fuels	5.0
IT Services	4.8
Interactive Media & Services	4.8
Pharmaceuticals	4.7
Internet & Direct Marketing Retail	3.9
Semiconductors & Semiconductor Equipment	3.8
Technology Hardware, Storage & Peripherals	3.7
Health Care Equipment & Supplies	3.4
Health Care Providers & Services	2.7
Biotechnology	2.7
Capital Markets	2.6
Aerospace & Defense	2.3
Specialty Retail	2.3
Entertainment	2.2
Insurance	2.2
Beverages	2.1
Diversified Telecommunication Services	2.0
Diversified Financial Services	2.0
Other Investments, less than 2% each	29.4
Short-Term Investments	2.6

Total Investments	102.1
Other assets less liabilities (including open written options)	(2.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 100.7% of Net Assets
	Aerospace & Defense — 2.7%
1,423	Boeing Co. (The)(a)	$517,986
223	Huntington Ingalls Industries, Inc.(a)	50,117
1,047	Lockheed Martin Corp.(a)	380,627
1,300	Raytheon Co.(a)	226,044
3,150	United Technologies Corp.(a)	410,130

		1,584,904

	Air Freight & Logistics — 0.4%
1,424	FedEx Corp.(a)	233,806
397	XPO Logistics, Inc.(a)(b)	22,951

		256,757

	Airlines — 0.5%
468	Alaska Air Group, Inc.(a)	29,910
2,821	Delta Air Lines, Inc.(a)	160,092
501	JetBlue Airways Corp.(a)(b)	9,263
767	United Continental Holdings, Inc.(a)(b)	67,151

		266,416

	Auto Components — 0.2%
858	Adient PLC	20,824
315	Garrett Motion, Inc.(a)(b)	4,835
833	Gentex Corp.(a)	20,500
343	Lear Corp.(a)	47,770
388	Magna International, Inc.(a)	19,283

		113,212

	Automobiles — 0.3%
3,482	General Motors Co.(a)	134,162
81	Tesla, Inc.(a)(b)	18,100

		152,262

	Banks — 5.7%
26,789	Bank of America Corp.(a)	776,881
3,926	Citigroup, Inc.(a)	274,938
1,199	Comerica, Inc.(a)	87,095
762	East West Bancorp, Inc.(a)	35,639
5,502	Fifth Third Bancorp(a)	153,506
1,069	First Republic Bank(a)	104,388
6,831	Huntington Bancshares, Inc.(a)	94,404
9,721	JPMorgan Chase & Co.(a)	1,086,808
2,200	SunTrust Banks, Inc.(a)	138,270
284	SVB Financial Group(a)(b)	63,783
10,719	Wells Fargo & Co.(a)	507,223

		3,322,935

	Beverages — 2.0%
11,495	Coca-Cola Co. (The)(a)	585,326
4,325	PepsiCo, Inc.(a)	567,137

		1,152,463

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Biotechnology — 2.3%
3,685	AbbVie, Inc.(a)	$267,973
761	Alexion Pharmaceuticals, Inc.(a)(b)	99,676
128	Alnylam Pharmaceuticals, Inc.(a)(b)	9,288
1,902	Amgen, Inc.(a)	350,501
649	Biogen, Inc.(a)(b)	151,782
2,228	Celgene Corp.(a)(b)	205,956
3,673	Gilead Sciences, Inc.(a)	248,148
221	Seattle Genetics, Inc.(a)(b)	15,295

		1,348,619

	Building Products — 0.6%
1,115	A.O. Smith Corp.(a)	52,584
1,240	Fortune Brands Home & Security, Inc.(a)	70,841
4,110	Johnson Controls International PLC(a)	169,784
203	Lennox International, Inc.(a)	55,825
361	Resideo Technologies, Inc.(a)(b)	7,913

		356,947

	Capital Markets — 2.0%
2,815	Bank of New York Mellon Corp. (The)(a)	124,282
424	BlackRock, Inc.(a)	198,983
4,008	Charles Schwab Corp. (The)(a)	161,081
55	FactSet Research Systems, Inc.(a)	15,761
1,192	Goldman Sachs Group, Inc. (The)(a)	243,883
5,055	Morgan Stanley(a)	221,460
429	MSCI, Inc.(a)	102,441
685	Raymond James Financial, Inc.(a)	57,917
538	TD Ameritrade Holding Corp.	26,857

		1,152,665

	Chemicals — 1.9%
342	AdvanSix, Inc.(a)(b)	8,355
1,171	Air Products & Chemicals, Inc.(a)	265,079
570	Albemarle Corp.(a)	40,134
309	Ashland Global Holdings, Inc.(a)	24,711
712	Celanese Corp., Series A(a)	76,754
624	Chemours Co. (The)(a)	14,976
2,051	Huntsman Corp.(a)	41,922
519	International Flavors & Fragrances, Inc.(a)	75,302
1,725	Linde PLC(a)	346,380
1,059	PPG Industries, Inc.(a)	123,596
931	RPM International, Inc.(a)	56,893
2,145	Valvoline, Inc.(a)	41,892

		1,115,994

	Commercial Services & Supplies — 0.5%
226	Waste Connections, Inc.(a)	21,601
2,186	Waste Management, Inc.(a)	252,199

		273,800

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 1.3%
203	Arista Networks, Inc.(a)(b)	$52,703
520	Ciena Corp.(a)(b)	21,387
12,752	Cisco Systems, Inc.(a)	697,917

		772,007

	Consumer Finance — 1.0%
2,148	Ally Financial, Inc.(a)	66,567
2,518	American Express Co.(a)	310,822
1,537	Capital One Financial Corp.(a)	139,467
2,453	Synchrony Financial(a)	85,045

		601,901

	Containers & Packaging — 0.3%
938	Crown Holdings, Inc.(a)(b)	57,312
1,805	International Paper Co.(a)	78,193
426	Packaging Corp. of America(a)	40,606

		176,111

	Diversified Financial Services — 1.9%
5,069	Berkshire Hathaway, Inc., Class B(a)(b)	1,080,559

	Diversified Telecommunication Services — 2.1%
17,979	AT&T, Inc.(a)	602,476
158	GCI Liberty, Inc., Class A(a)(b)	9,711
10,569	Verizon Communications, Inc.(a)	603,807

		1,215,994

	Electric Utilities — 1.9%
6,859	Alliant Energy Corp.(a)	336,640
3,734	American Electric Power Co., Inc.(a)	328,629
2,842	Evergy, Inc.(a)	170,946
2,492	OGE Energy Corp.(a)	106,060
3,216	Southern Co. (The)(a)	177,780

		1,120,055

	Electrical Equipment — 0.5%
72	Acuity Brands, Inc.(a)	9,930
2,795	Emerson Electric Co.(a)	186,482
403	Hubbell, Inc.(a)	52,551
844	Sensata Technologies Holding PLC(a)(b)	41,356

		290,319

	Electronic Equipment, Instruments & Components — 0.3%
336	Arrow Electronics, Inc.(a)(b)	23,947
565	Avnet, Inc.(a)	25,578
360	CDW Corp.(a)	39,960
4,536	Flex Ltd.(a)(b)	43,410
468	Trimble, Inc.(a)(b)	21,111
152	Zebra Technologies Corp., Class A(a)(b)	31,842

		185,848

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Energy Equipment & Services — 0.5%
238	KLX Energy Services Holdings, Inc.(a)(b)	$4,862
2,897	McDermott International, Inc.(a)(b)	27,985
3,553	National Oilwell Varco, Inc.(a)	78,983
2,154	Oceaneering International, Inc.(a)(b)	43,920
2,551	Schlumberger Ltd.(a)	101,377
6,426	Transocean Ltd.(a)(b)	41,191

		298,318

	Entertainment — 2.6%
1,995	Activision Blizzard, Inc.(a)	94,164
361	Live Nation Entertainment, Inc.(a)(b)	23,916
81	Madison Square Garden Co. (The), Class A(a)(b)	22,675
1,199	Netflix, Inc.(a)(b)	440,417
344	Take-Two Interactive Software, Inc.(a)(b)	39,055
6,319	Walt Disney Co. (The)(a)	882,385

		1,502,612

	Food & Staples Retailing — 1.8%
951	Costco Wholesale Corp.(a)	251,311
1,865	Sysco Corp.(a)	131,893
2,909	Walgreens Boots Alliance, Inc.(a)	159,035
4,390	Walmart, Inc.(a)	485,051

		1,027,290

	Food Products — 1.0%
493	Bunge Ltd.(a)	27,465
885	Hain Celestial Group, Inc. (The)(a)(b)	19,382
304	Ingredion, Inc.(a)	25,077
1,635	Kellogg Co.(a)	87,587
6,322	Mondelez International, Inc., Class A(a)	340,756
366	Post Holdings, Inc.(a)(b)	38,053
402	TreeHouse Foods, Inc.(a)(b)	21,748

		560,068

	Gas Utilities — 0.3%
1,342	Atmos Energy Corp.(a)	141,662
1,071	UGI Corp.(a)	57,202

		198,864

	Health Care Equipment & Supplies — 3.4%
5,955	Abbott Laboratories(a)	500,815
356	Align Technology, Inc.(a)(b)	97,437
336	Cooper Cos., Inc. (The)(a)	113,195
1,193	DENTSPLY SIRONA, Inc.(a)	69,623
133	DexCom, Inc.(a)(b)	19,929
621	Hill-Rom Holdings, Inc.(a)	64,969
2,065	Hologic, Inc.(a)(b)	99,161
532	IDEXX Laboratories, Inc.(a)(b)	146,476
5,409	Medtronic PLC(a)	526,783
1,010	ResMed, Inc.(a)	123,250

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
704	STERIS PLC(a)	$104,812
238	Teleflex, Inc.(a)	78,814

		1,945,264

	Health Care Providers & Services — 2.2%
741	Anthem, Inc.(a)	209,118
1,510	Centene Corp.(a)(b)	79,184
1,351	Cigna Corp.(a)	212,850
3,125	MEDNAX, Inc.(a)(b)	78,844
90	Molina Healthcare, Inc.(a)(b)	12,883
2,683	UnitedHealth Group, Inc.(a)	654,679
164	WellCare Health Plans, Inc.(a)(b)	46,751

		1,294,309

	Hotels, Restaurants & Leisure — 2.1%
68	Domino’s Pizza, Inc.	18,923
193	Dunkin’ Brands Group, Inc.(a)	15,374
304	Hilton Grand Vacations, Inc.(a)(b)	9,673
777	Hilton Worldwide Holdings, Inc.(a)	75,944
1,339	Las Vegas Sands Corp.(a)	79,122
2,128	McDonald’s Corp.(a)	441,901
1,070	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)	23,240
1,626	MGM Resorts International(a)	46,455
3,772	Starbucks Corp.(a)	316,207
137	Vail Resorts, Inc.(a)	30,568
157	Yum China Holdings, Inc.(a)	7,253
1,290	Yum! Brands, Inc.(a)	142,764

		1,207,424

	Household Durables — 0.3%
1,546	Leggett & Platt, Inc.(a)	59,320
9	NVR, Inc.(a)(b)	30,332
2,218	Toll Brothers, Inc.(a)	81,223

		170,875

	Household Products — 1.9%
1,103	Church & Dwight Co., Inc.(a)	80,585
570	Clorox Co. (The)(a)	87,273
1,212	Kimberly-Clark Corp.(a)	161,535
7,295	Procter & Gamble Co. (The)(a)	799,897

		1,129,290

	Industrial Conglomerates — 1.6%
1,356	3M Co.(a)	235,049
21,979	General Electric Co.(a)	230,780
2,682	Honeywell International, Inc.(a)	468,250

		934,079

	Insurance — 2.1%
834	American Financial Group, Inc.(a)	85,460
1,581	Arch Capital Group Ltd.(a)(b)	58,624

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Insurance — continued
2,336	Chubb Ltd.(a)	$344,069
438	Cincinnati Financial Corp.(a)	45,408
2,121	Lincoln National Corp.(a)	136,698
977	Manulife Financial Corp.(a)	17,762
2,816	Prudential Financial, Inc.(a)	284,416
301	RenaissanceRe Holdings Ltd.(a)	53,581
878	Willis Towers Watson PLC(a)	168,172

		1,194,190

	Interactive Media & Services — 4.8%
470	Alphabet, Inc., Class A(a)(b)	508,916
1,017	Alphabet, Inc., Class C(a)(b)	1,099,286
6,036	Facebook, Inc., Class A(a)(b)	1,164,948

		2,773,150

	Internet & Direct Marketing Retail — 3.9%
1,051	Amazon.com, Inc.(a)(b)	1,990,205
132	Booking Holdings, Inc.(a)(b)	247,462
10	MercadoLibre, Inc.(a)(b)	6,118
237	Qurate Retail, Inc., Class A(a)(b)	2,936

		2,246,721

	IT Services — 4.9%
2,134	Accenture PLC, Class A(a)	394,299
373	FleetCor Technologies, Inc.(a)(b)	104,757
784	Global Payments, Inc.(a)	125,542
2,575	International Business Machines Corp.(a)	355,092
289	Leidos Holdings, Inc.(a)	23,077
3,073	MasterCard, Inc., Class A(a)	812,901
5,825	Visa, Inc., Class A(a)	1,010,929

		2,826,597

	Leisure Products — 0.1%
590	Brunswick Corp.(a)	27,075
345	Polaris Industries, Inc.(a)	31,474

		58,549

	Life Sciences Tools & Services — 1.0%
48	Bio-Rad Laboratories, Inc., Class A(a)(b)	15,004
500	Illumina, Inc.(a)(b)	184,075
149	PRA Health Sciences, Inc.(a)(b)	14,774
1,269	Thermo Fisher Scientific, Inc.(a)	372,680

		586,533

	Machinery — 1.3%
471	AGCO Corp.(a)	36,535
1,987	Caterpillar, Inc.(a)	270,808
822	Cummins, Inc.(a)	140,842
700	Deere & Co.(a)	115,997
757	IDEX Corp.(a)	130,310
208	WABCO Holdings, Inc.(a)(b)	27,581

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
465	Wabtec Corp.(a)	$33,368

		755,441

	Media — 1.1%
576	AMC Networks, Inc., Class A(a)(b)	31,386
12,770	Comcast Corp., Class A(a)	539,916
1,489	Fox Corp., Class A(a)	54,557
7,032	Sirius XM Holdings, Inc.(a)	39,238

		665,097

	Metals & Mining — 0.3%
839	Alcoa Corp.(a)(b)	19,641
3,371	Barrick Gold Corp.(a)	53,161
316	Rio Tinto PLC, Sponsored ADR(a)	19,699
590	Southern Copper Corp.(a)	22,921
833	Steel Dynamics, Inc.(a)	25,157
1,375	Vale S.A., Sponsored ADR(a)	18,480

		159,059

	Multi-Utilities — 0.4%
4,371	Public Service Enterprise Group, Inc.(a)	257,102

	Multiline Retail — 0.2%
3,313	Macy’s, Inc.(a)	71,097
2,192	Nordstrom, Inc.(a)	69,837

		140,934

	Oil, Gas & Consumable Fuels — 4.7%
778	Canadian Natural Resources Ltd.(a)	20,983
1,061	Cheniere Energy, Inc.(a)(b)	72,626
5,398	Chevron Corp.(a)	671,727
1,031	Concho Resources, Inc.(a)	106,379
529	Continental Resources, Inc.(a)(b)	22,266
519	Diamondback Energy, Inc.(a)	56,555
6,360	Encana Corp.(a)	32,627
1,090	EQT Corp.(a)	17,233
858	Equitrans Midstream Corp.(a)	16,911
11,335	Exxon Mobil Corp.(a)	868,601
1,235	HollyFrontier Corp.(a)	57,156
1,781	Noble Energy, Inc.(a)	39,894
3,825	Occidental Petroleum Corp.(a)	192,321
2,445	Phillips 66(a)	228,705
1,099	Pioneer Natural Resources Co.(a)	169,092
962	Suncor Energy, Inc.(a)	29,976
828	Targa Resources Corp.(a)	32,507
1,144	Whiting Petroleum Corp.(a)(b)	21,370
4,730	WPX Energy, Inc.(a)(b)	54,442

		2,711,371

	Pharmaceuticals — 5.0%
898	Allergan PLC(a)	150,352

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Pharmaceuticals — continued
4,588	Bristol-Myers Squibb Co.(a)	$208,066
2,604	Eli Lilly & Co.(a)	288,497
211	Jazz Pharmaceuticals PLC(a)(b)	30,080
6,899	Johnson & Johnson(a)	960,893
6,813	Merck & Co., Inc.(a)	571,270
15,090	Pfizer, Inc.(a)	653,699
931	Teva Pharmaceutical Industries Ltd., Sponsored ADR(a)(b)	8,593

		2,871,450

	Professional Services — 0.5%
107	CoStar Group, Inc.(a)(b)	59,284
502	ManpowerGroup, Inc.(a)	48,493
676	TransUnion(a)	49,693
998	Verisk Analytics, Inc.(a)	146,167

		303,637

	Real Estate Management & Development — 0.0%
176	Jones Lang LaSalle, Inc.(a)	24,761

	REITs – Apartments — 1.0%
1,056	American Campus Communities, Inc.(a)	48,745
836	Camden Property Trust(a)	87,270
558	Essex Property Trust, Inc.(a)	162,897
705	Mid-America Apartment Communities, Inc.(a)	83,021
3,890	UDR, Inc.(a)	174,622

		556,555

	REITs – Diversified — 1.2%
1,526	Crown Castle International Corp.(a)	198,914
980	Digital Realty Trust, Inc.(a)	115,434
5,114	Duke Realty Corp.(a)	161,654
959	Gaming and Leisure Properties, Inc.(a)	37,382
540	SBA Communications Corp.(a)(b)	121,414
846	VICI Properties, Inc.(a)	18,646
791	W.P. Carey, Inc.(a)	64,213

		717,657

	REITs – Health Care — 0.1%
2,686	Medical Properties Trust, Inc.(a)	46,844

	REITs – Hotels — 0.0%
672	Park Hotels & Resorts, Inc.(a)	18,520

	REITs – Mortgage — 0.1%
3,926	Annaly Capital Management, Inc.(a)	35,844

	REITs – Office Property — 0.1%
1,073	Kilroy Realty Corp.(a)	79,198

	REITs – Shopping Centers — 0.1%
747	Regency Centers Corp.(a)	49,855

	REITs – Single Tenant — 0.4%
945	National Retail Properties, Inc.(a)	50,094

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	REITs – Single Tenant — continued
2,401	Realty Income Corp.(a)	$165,597

		215,691

	REITs – Storage — 0.2%
984	Extra Space Storage, Inc.(a)	104,402

	REITs – Warehouse/Industrials — 0.1%
983	Liberty Property Trust(a)	49,189

	Road & Rail — 1.2%
1,072	Norfolk Southern Corp.(a)	213,682
93	Old Dominion Freight Line, Inc.(a)	13,881
2,589	Union Pacific Corp.(a)	437,826

		665,389

	Semiconductors & Semiconductor Equipment — 3.7%
2,126	Advanced Micro Devices, Inc.(a)(b)	64,567
4,707	Applied Materials, Inc.(a)	211,391
104	ASML Holding NV, (Registered)(a)	21,625
377	First Solar, Inc.(a)(b)	24,761
12,024	Intel Corp.(a)	575,589
2,446	Marvell Technology Group Ltd.(a)	58,386
2,524	Maxim Integrated Products, Inc.(a)	150,986
1,798	NVIDIA Corp.(a)	295,285
700	NXP Semiconductors NV(a)	68,327
1,366	ON Semiconductor Corp.(a)(b)	27,607
3,327	QUALCOMM, Inc.(a)	253,085
664	Teradyne, Inc.(a)	31,812
3,085	Texas Instruments, Inc.(a)	354,035
402	Versum Materials, Inc.(a)	20,735

		2,158,191

	Software — 7.2%
1,595	Adobe, Inc.(a)(b)	469,967
979	Cadence Design Systems, Inc.(a)(b)	69,323
261	CDK Global, Inc.(a)	12,904
133	Check Point Software Technologies Ltd.(a)(b)	15,376
941	Fortinet, Inc.(a)(b)	72,297
18,923	Microsoft Corp.(a)	2,534,925
7,065	Oracle Corp.(a)	402,493
165	Palo Alto Networks, Inc.(a)(b)	33,620
356	PTC, Inc.(a)(b)	31,955
2,803	salesforce.com, inc.(a)(b)	425,299
19	ServiceNow, Inc.(a)(b)	5,217
251	SS&C Technologies Holdings, Inc.(a)	14,460
745	Synopsys, Inc.(a)(b)	95,874

		4,183,710

	Specialty Retail — 2.3%
630	Advance Auto Parts, Inc.(a)	97,108
730	Burlington Stores, Inc.(a)(b)	124,210
1,011	Dick’s Sporting Goods, Inc.(a)	35,011

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — continued
1,010	Foot Locker, Inc.(a)	$42,339
4,428	Home Depot, Inc. (The)(a)	920,891
296	Ulta Beauty, Inc.(a)(b)	102,679
583	Williams-Sonoma, Inc.(a)	37,895

		1,360,133

	Technology Hardware, Storage & Peripherals — 4.1%
10,973	Apple, Inc.(a)	2,171,776
346	Dell Technologies, Inc., Class C(a)(b)	17,577
3,492	Hewlett Packard Enterprise Co.(a)	52,206
7,665	HP, Inc.(a)	159,355

		2,400,914

	Textiles, Apparel & Luxury Goods — 1.0%
344	Carter’s, Inc.(a)	33,554
3,001	Hanesbrands, Inc.(a)	51,677
344	Lululemon Athletica, Inc.(a)(b)	61,992
4,513	NIKE, Inc., Class B(a)	378,866
762	Skechers U.S.A., Inc., Class A(a)(b)	23,996

		550,085

	Thrifts & Mortgage Finance — 0.1%
2,930	New York Community Bancorp, Inc.(a)	29,241

	Tobacco — 1.0%
4,572	Altria Group, Inc.(a)	216,484
206	British American Tobacco PLC, Sponsored ADR(a)	7,183
4,390	Philip Morris International, Inc.(a)	344,747

		568,414

	Water Utilities — 0.4%
2,093	American Water Works Co., Inc.(a)	242,788

	Wireless Telecommunication Services — 0.0%
1,378	Sprint Corp.(a)(b)	9,053

	Total Common Stocks (Identified Cost $38,299,191)	58,424,426

Principal Amount
Short-Term Investments — 1.3%
$777,474	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $777,571 on 7/01/2019 collateralized by $765,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $793,352 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $777,474)	777,474

	Total Investments — 102.0% (Identified Cost $39,076,665)	59,201,900
	Other assets less liabilities — (2.0)%	(1,163,334)

	Net Assets — 100.0%	$58,038,566

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Written Options — (2.2%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (2.2%)
S&P 500® Index, Call	7/19/2019	2,900	(22)	$(6,471,872)	$(171,966)	$(142,120)
S&P 500® Index, Call	7/19/2019	2,925	(44)	(12,943,744)	(186,890)	(205,700)
S&P 500® Index, Call	7/19/2019	2,950	(22)	(6,471,872)	(136,345)	(69,410)
S&P 500® Index, Call	8/16/2019	2,850	(21)	(6,177,696)	(207,848)	(257,670)
S&P 500® Index, Call	8/16/2019	2,900	(22)	(6,471,872)	(140,525)	(186,780)
S&P 500® Index, Call	8/16/2019	2,925	(22)	(6,471,872)	(169,345)	(149,270)
S&P 500® Index, Call	8/16/2019	2,975	(22)	(6,471,872)	(106,951)	(85,360)
S&P 500® Index, Call	9/20/2019	2,925	(22)	(6,471,872)	(217,745)	(194,920)

Total					$(1,337,615)	$(1,291,230)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Industry Summary at June 30, 2019 (Unaudited)

Software	7.2%
Banks	5.7
Pharmaceuticals	5.0
IT Services	4.9
Interactive Media & Services	4.8
Oil, Gas & Consumable Fuels	4.7
Technology Hardware, Storage & Peripherals	4.1
Internet & Direct Marketing Retail	3.9
Semiconductors & Semiconductor Equipment	3.7
Health Care Equipment & Supplies	3.4
Aerospace & Defense	2.7
Entertainment	2.6
Specialty Retail	2.3
Biotechnology	2.3
Health Care Providers & Services	2.2
Diversified Telecommunication Services	2.1
Hotels, Restaurants & Leisure	2.1
Insurance	2.1
Capital Markets	2.0
Beverages	2.0
Other Investments, less than 2% each	30.9
Short-Term Investments	1.3

Total Investments	102.0
Other assets less liabilities (including open written options)	(2.0)

Net Assets	100.0%

See accompanying notes to financial statements.

|  36

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund
ASSETS
Investments at cost	$5,264,103,863	$39,076,665
Net unrealized appreciation	3,008,621,229	20,125,235

Investments at value	8,272,725,092	59,201,900
Cash	406	133,861
Receivable for Fund shares sold	10,758,695	84,569
Dividends and interest receivable	6,420,935	47,859
Prepaid expenses (Note 8)	946	7

TOTAL ASSETS	8,289,906,074	59,468,196

LIABILITIES
Options written, at value (premiums received $184,401,156 and $1,337,615, respectively) (Note 2)	178,103,980	1,291,230
Payable for Fund shares redeemed	6,489,713	18,776
Management fees payable (Note 6)	3,788,701	26,576
Deferred Trustees’ fees (Note 6)	783,682	35,710
Administrative fees payable (Note 6)	287,198	2,038
Payable to distributor (Note 6d)	58,276	239
Other accounts payable and accrued expenses	465,584	55,061

TOTAL LIABILITIES	189,977,134	1,429,630

NET ASSETS	$8,099,928,940	$58,038,566

NET ASSETS CONSIST OF:
Paid-in capital	$5,989,506,939	$43,033,298
Accumulated earnings	2,110,422,001	15,005,268

NET ASSETS	$8,099,928,940	$58,038,566

See accompanying notes to financial statements.

37  |

Statements of Assets and Liabilities (continued)

June 30, 2019 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$1,122,208,689	$2,246,901

Shares of beneficial interest	33,711,959	182,613

Net asset value and redemption price per share	$33.29	$12.30

Offering price per share (100/94.25 of net asset value) (Note 1)	$35.32	$13.05

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$246,420,554	$771,631

Shares of beneficial interest	7,435,794	62,919

Net asset value and offering price per share	$33.14	$12.26

Class N shares:
Net assets	$227,800,559	$1,113

Shares of beneficial interest	6,846,135	91

Net asset value, offering and redemption price per share	$33.27	$12.29	*

Class Y shares:
Net assets	$6,503,499,138	$55,018,921

Shares of beneficial interest	195,476,570	4,473,484

Net asset value, offering and redemption price per share	$33.27	$12.30

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  38

Statements of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund
INVESTMENT INCOME
Interest	$1,447,569	$17,676
Dividends	85,949,254	615,822
Less net foreign taxes withheld	(22,879)	(1,810)

	87,373,944	631,688

Expenses
Management fees (Note 6)	25,634,867	198,179
Service and distribution fees (Note 6)	2,726,248	7,072
Administrative fees (Note 6)	1,806,222	13,550
Trustees’ fees and expenses (Note 6)	153,594	10,924
Transfer agent fees and expenses (Notes 6 and 7)	2,641,300	13,015
Audit and tax services fees	26,035	25,338
Custodian fees and expenses	122,076	54,736
Legal fees (Note 8)	142,100	1,015
Registration fees	139,777	32,784
Shareholder reporting expenses	159,839	2,696
Miscellaneous expenses (Note 8)	101,075	14,229

Total expenses	33,653,133	373,538
Less waiver and/or expense reimbursement (Note 6)	(2,573,991)	(77,705)

Net expenses	31,079,142	295,833

Net investment income	56,294,802	335,855

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(260,026,176)	1,150,500
Options written	(563,361,424)	(4,382,155)
Foreign currency transactions (Note 2c)	673	(6)
Net change in unrealized appreciation (depreciation) on:
Investments	1,254,812,161	8,640,429
Options written	(16,590,227)	(22,954)
Foreign currency translations (Note 2c)	16	3

Net realized and unrealized gain on investments, options written and foreign currency transactions	414,835,023	5,385,817

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$471,129,825	$5,721,672

See accompanying notes to financial statements.

39  |

Statements of Changes in Net Assets

	Gateway Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$56,294,802	$102,274,481
Net realized gain (loss) on investments, options written and foreign currency transactions	(823,386,927)	180,061,620
Net change in unrealized appreciation (depreciation) on investments, options written and foreign currency translations	1,238,221,950	(652,407,978)

Net increase (decrease) in net assets resulting from operations	471,129,825	(370,071,877)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(6,789,695)	(15,162,325)
Class C	(561,434)	(1,009,472)
Class N	(1,612,764)	(2,587,089)
Class Y	(46,894,566)	(89,468,438)

Total distributions	(55,858,459)	(108,227,324)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(453,675,566)	91,566,609

Net decrease in net assets	(38,404,200)	(386,732,592)
NET ASSETS
Beginning of the period	8,138,333,140	8,525,065,732

End of the period	$8,099,928,940	$8,138,333,140

See accompanying notes to financial statements.

|  40

Statements of Changes in Net Assets (continued)

	Gateway Equity Call Premium Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$335,855	$626,239
Net realized gain (loss) on investments, options written and foreign currency transactions	(3,231,661)	6,989,047
Net change in unrealized appreciation (depreciation) on investments, options written and foreign currency translations	8,617,478	(10,744,974)

Net increase (decrease) in net assets resulting from operations	5,721,672	(3,129,688)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,173)	(24,185)
Class C	(961)	(591)
Class N	(7)	(12)
Class Y	(318,938)	(593,036)

Total distributions	(330,079)	(617,824)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(17,703,320)	(6,890,884)

Net decrease in net assets	(12,311,727)	(10,638,396)
NET ASSETS
Beginning of the period	70,350,293	80,988,689

End of the period	$58,038,566	$70,350,293

See accompanying notes to financial statements.

41  |

Financial Highlights

For a share outstanding throughout each period.

	Gateway Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$31.65		$33.47	$30.84	$29.72	$29.58		$29.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.34	0.39	0.41	0.57	(b)	0.39
Net realized and unrealized gain (loss)	1.64		(1.80)	2.58	1.13	0.12		0.57

Total from Investment Operations	1.84		(1.46)	2.97	1.54	0.69		0.96

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.36)	(0.34)	(0.42)	(0.55)		(0.38)

Net asset value, end of the period	$33.29		$31.65	$33.47	$30.84	$29.72		$29.58

Total return(c)(d)	5.81	%(e)	(4.39)%	9.66%	5.23%	2.34%		3.33%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,122,209		$1,177,641	$1,669,272	$1,755,576	$1,864,118		$1,976,457
Net expenses(f)	0.94	%(g)	0.94%	0.94%	0.94%	0.94%		0.94%
Gross expenses	1.01	%(g)	1.01%	1.02%	1.02%	1.01%		1.02%
Net investment income	1.21	%(g)	1.03%	1.20%	1.39%	1.91	%(b)	1.33%
Portfolio turnover rate	6%		10%	34%	14%	10%		13%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.37, and the ratio of net investment income to average net assets would have been 1.24%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$31.50		$33.32	$30.72	$29.61	$29.48		$28.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.09	0.14	0.19	0.34	(b)	0.17
Net realized and unrealized gain (loss)	1.64		(1.80)	2.57	1.11	0.12		0.57

Total from Investment Operations	1.71		(1.71)	2.71	1.30	0.46		0.74

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.11)	(0.11)	(0.19)	(0.33)		(0.16)

Net asset value, end of the period	$33.14		$31.50	$33.32	$30.72	$29.61		$29.48

Total return(c)(d)	5.44	%(e)	(5.15)%	8.85%	4.42%	1.54%		2.58%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$246,421		$272,904	$336,891	$366,584	$387,235		$353,339
Net expenses(f)	1.70	%(g)	1.70%	1.70%	1.70%	1.70%		1.70%
Gross expenses	1.76	%(g)	1.76%	1.77%	1.77%	1.76%		1.77%
Net investment income	0.45	%(g)	0.27%	0.44%	0.63%	1.15	%(b)	0.57%
Portfolio turnover rate	6%		10%	34%	14%	10%		13%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.15, and the ratio of net investment income to average net assets would have been 0.51%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$31.63		$33.46	$31.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.44	0.32
Net realized and unrealized gain (loss)	1.65		(1.81)	1.56

Total from Investment Operations	1.89		(1.37)	1.88

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.46)	(0.31)

Net asset value, end of the period	$33.27		$31.63	$33.46

Total return(b)	5.97	%(c)	(4.13)%	5.93	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$227,801		$179,727	$126,262
Net expenses(d)	0.65	%(e)	0.65%	0.65	%(e)
Gross expenses	0.70	%(e)	0.70%	0.74	%(e)
Net investment income	1.50	%(e)	1.32%	1.42	%(e)
Portfolio turnover rate	6%		10%	34	%(f)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$31.63		$33.46	$30.83	$29.71	$29.57		$28.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.43	0.47	0.49	0.64	(b)	0.46
Net realized and unrealized gain (loss)	1.64		(1.81)	2.58	1.12	0.12		0.57

Total from Investment Operations	1.88		(1.38)	3.05	1.61	0.76		1.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)		(0.45)	(0.42)	(0.49)	(0.62)		(0.45)

Net asset value, end of the period	$33.27		$31.63	$33.46	$30.83	$29.71		$29.57

Total return(c)	5.94	%(d)	(4.18)%	9.93%	5.48%	2.59%		3.58%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,503,499		$6,508,061	$6,392,640	$5,550,008	$6,012,987		$5,814,900
Net expenses(e)	0.70	%(f)	0.70%	0.70%	0.70%	0.70%		0.70%
Gross expenses	0.76	%(f)	0.76%	0.77%	0.77%	0.76%		0.77%
Net investment income	1.45	%(f)	1.28%	1.44%	1.63%	2.16	%(b)	1.57%
Portfolio turnover rate	6%		10%	34%	14%	10%		13%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.45, and the ratio of net investment income to average net assets would have been 1.51%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Period Ended December 31, 2014*
Net asset value, beginning of the period	$11.32		$12.08	$10.89	$10.22	$9.96		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.09	0.10	0.11	0.15	(b)	0.02
Net realized and unrealized gain (loss)	0.99		(0.76)	1.18	0.66	0.24		(0.02)

Total from Investment Operations	1.04		(0.67)	1.28	0.77	0.39		0.00	(c)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.09)	(0.09)	(0.10)	(0.13)		(0.04)

Net asset value, end of the period	$12.30		$11.32	$12.08	$10.89	$10.22		$9.96

Total return(d)(e)	9.17	%(f)	(5.60)%	11.80%	7.58%	3.90%		0.00	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,247		$2,375	$7,085	$6,507	$3,855		$96
Net expenses(g)	1.20	%(h)	1.20%	1.20%	1.20%	1.20%		1.20	%(h)
Gross expenses	1.45	%(h)	1.44%	1.30%	1.31%	1.70%		3.69	%(h)
Net investment income	0.89	%(h)	0.73%	0.85%	1.02%	1.47	%(b)	0.84	%(h)
Portfolio turnover rate	14%		58%	19%	24%	38%		7%

*	From commencement of operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.10 and the ratio of net investment income to average net assets would have been 0.98%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Period Ended December 31, 2014*
Net asset value, beginning of the period	$11.29		$12.05	$10.87	$10.22	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.00 (b)	0.01	0.02	0.09	(c)	0.00	(b)
Net realized and unrealized gain (loss)	0.97		(0.75)	1.18	0.68	0.22		(0.01)

Total from Investment Operations	0.98		(0.75)	1.19	0.70	0.31		(0.01)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.01)	(0.01)	(0.05)	(0.06)		(0.02)

Net asset value, end of the period	$12.26		$11.29	$12.05	$10.87	$10.22		$9.97

Total return(d)(e)	8.71	%(f)	(6.24)%	10.95%	6.85%	3.07%		(0.12	)%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$772		$849	$648	$524	$37		$1
Net expenses(g)	1.95	%(h)	1.95%	1.95%	1.95%	1.95%		1.95	%(h)
Gross expenses	2.20	%(h)	2.19%	2.05%	1.98%	2.40%		4.37	%(h)
Net investment income	0.14	%(h)	0.02%	0.10%	0.23%	0.85	%(c)	0.01	%(h)
Portfolio turnover rate	14%		58%	19%	24%	38%		7%

*	From commencement of operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 0.72%.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$11.32		$12.09	$11.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.13	0.10
Net realized and unrealized gain (loss)	0.98		(0.77)	0.75

Total from Investment Operations	1.05		(0.64)	0.85

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.13)	(0.10)

Net asset value, end of the period	$12.29		$11.32	$12.09

Total return(b)	9.24	%(c)	(5.32)%	7.50	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1	$1
Net expenses(d)	0.90	%(e)	0.90%	0.90	%(e)
Gross expenses	13.98	%(e)	15.41%	14.26	%(e)
Net investment income	1.15	%(e)	1.04%	1.22	%(e)
Portfolio turnover rate	14%		58%	19	%(f)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Period Ended December 31, 2014*
Net asset value, beginning of the period	$11.32		$12.09	$10.89	$10.22	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.12	0.13	0.13	0.16	(b)	0.02
Net realized and unrealized gain (loss)	0.98		(0.76)	1.19	0.67	0.24		(0.01)

Total from Investment Operations	1.05		(0.64)	1.32	0.80	0.40		0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.13)	(0.12)	(0.13)	(0.15)		(0.04)

Net asset value, end of the period	$12.30		$11.32	$12.09	$10.89	$10.22		$9.97

Total return(c)	9.30	%(d)	(5.37)%	12.21%	7.83%	4.03%		0.13	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$55,019		$67,125	$73,255	$63,578	$50,334		$20,815
Net expenses(e)	0.95	%(f)	0.95%	0.95%	0.95%	0.95%		0.95	%(f)
Gross expenses	1.20	%(f)	1.19%	1.05%	1.06%	1.45%		3.54	%(f)
Net investment income	1.12	%(f)	1.01%	1.10%	1.27%	1.59	%(b)	0.99	%(f)
Portfolio turnover rate	14%		58%	19%	24%	38%		7%

*	From commencement of operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12 and the ratio of net investment income to average net assets would have been 1.20%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

49  |

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization.  Gateway Trust (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Gateway Fund

Gateway Equity Call Premium Fund

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from

|  50

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“Cboe®”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Funds will fair value S&P 500® Index options using the closing rotation values published by the Cboe®. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions

51  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2019 purchased and written options held by the Funds were fair valued using the closing rotation values published by the Cboe® as follows:

Fund	Purchased Options	Percentage of Net Assets	Written Options	Percentage of Net Assets
Gateway Fund	$31,720,050	0.4%	$(178,103,980)	(2.2)%
Gateway Equity Call Premium Fund	—	—	(1,291,230)	(2.2)%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the

|  52

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Option Contracts.  The Funds’ investment strategies make use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to a Fund are reduced.

When a Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or a Fund enters into a closing purchase transaction. When an index call option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. A Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When a Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or a Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

e.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2019 and

53  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses and expiring capital loss carryforwards. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, return of capital distributions received, deferred trustee’s fees and option contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

|  54

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Gateway Fund	$108,227,324	$—	$108,227,324
Gateway Equity Call Premium Fund	617,824	—	617,824

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2018, capital loss carryforwards were as follows:

	Gateway Fund	Gateway Equity Call Premium Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(1,841,061)

As of June 30, 2019, the tax cost of investments (including derivatives) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Gateway Fund	Gateway Equity Call Premium Fund
Federal tax cost	$5,264,103,863	$39,076,665

Gross tax appreciation	$3,146,121,038	$20,823,523
Gross tax depreciation	(131,202,633)	(651,903)

Net tax appreciation	$3,014,918,405	$20,171,620

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and derivative mark-to-market.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires

55  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2019, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

|  56

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019, at value:

Gateway Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,028,773,061	$—	$—	$8,028,773,061
Purchased Options(a)	—	31,720,050	—	31,720,050
Short-Term Investments	—	212,231,981	—	212,231,981

Total	$8,028,773,061	$243,952,031	$—	$8,272,725,092

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(178,103,980)	$—	$(178,103,980)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

Gateway Equity Call Premium Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$58,424,426	$—	$—	$58,424,426
Short-Term Investments	—	777,474	—	777,474

Total	$58,424,426	$777,474	$—	$59,201,900

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(1,291,230)	$—	$(1,291,230)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include written index call options and purchased index put options.

57  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

The Funds seek to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Funds’ ability to profit from increases in the value of its equity portfolio. The Gateway Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Funds with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the six months ended June 30, 2019, Gateway Fund used written index call options and purchased index put options and Gateway Equity Call Premium Fund used written index call options in accordance with this objective.

The following is a summary of derivative instruments for Gateway Fund as of June 30, 2019, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$31,720,050

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(178,103,980)

[1]	Represents purchased options, at value.

Transactions in derivative instruments for Gateway Fund during the six months ended June 30, 2019, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Options written
Equity contracts	$(205,069,618)	$(563,361,424)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Options written
Equity contracts	$(13,420,899)	$(16,590,227)

[2]	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

|  58

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

The following is a summary of derivative instruments for Gateway Equity Call Premium Fund as of June 30, 2019, as reflected within the Statements of Assets and Liabilities:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(1,291,230)

Transactions in derivative instruments for Gateway Equity Call Premium Fund during the six months ended June 30, 2019, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Options written
Equity contracts	$(4,382,155)

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$(22,954)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of option contract activity as a percentage of investments in common stocks, for Gateway Fund based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2019:

Gateway Fund	Call Options Written*	Put Options Purchased*
Average Notional Amount Outstanding	99.12%	97.55%
Highest Notional Amount Outstanding	99.29%	99.29%
Lowest Notional Amount Outstanding	99.04%	99.04%
Notional Amount Outstanding as of June 30, 2019	99.13%	99.13%

59  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

The volume of option contract activity as a percentage of investments in common stocks, for Gateway Equity Call Premium Fund, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2019:

Gateway Equity Call Premium Fund	Call Options Written*
Average Notional Amount Outstanding	98.90%
Highest Notional Amount Outstanding	99.19%
Lowest Notional Amount Outstanding	98.60%
Notional Amount Outstanding as of June 30, 2019	99.19%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500® Index.

Notional amounts outstanding at the end of the prior period are included in the averages above.

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2019, purchases and sales of securities (excluding short-term investments and option contracts) were as follows:

Fund	Purchases	Sales
Gateway Fund	$517,644,218	$1,421,835,873
Gateway Equity Call Premium Fund	8,151,023	27,478,064

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to the Funds. Gateway Advisers is a subsidiary of Natixis Investment Managers, L.P. (“Natixis”) which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $5 billion	Next $5 billion	Over $10 billion
Gateway Fund	0.65%	0.60%	0.58%
Gateway Equity Call Premium Fund	0.65%	0.65%	0.65%

Gateway Advisers has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense,

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2020, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	0.94%	1.70%	0.65%	0.70%
Gateway Equity Call Premium Fund	1.20%	1.95%	0.90%	0.95%

Gateway Advisers shall be permitted to recover expenses borne under the expense limitation agreement (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2019, the management fees and waiver of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
					Gross	Net
Gateway Fund	$25,634,867	$2,415,976	$—	$23,218,891	0.63%	0.57%
Gateway Equity Call Premium Fund	198,179	75,644	1,669	120,866	0.65%	0.40%

[1]	Management fee waiver is subject to possible recovery until December 31, 2020.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, class-specific expenses have been reimbursed as follows:

	Reimbursement
Fund	Class A	Class C	Class N	Class Y	Total
Gateway Fund	$115,064	$—	$—	$—	$115,064

No expenses were recovered for either Fund during the six months ended June 30, 2019 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2019, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Gateway Fund	$1,426,477	$324,943	$974,828
Gateway Equity Call Premium Fund	2,777	1,074	3,221

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019.

For the six months ended June 30, 2019, the administrative fees for each Fund were as follows:

Fund	Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Gateway Fund	$1,806,222	$42,951	$1,763,271
Gateway Equity Call Premium Fund	13,550	323	13,227

Effective July 1, 2019, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Gateway Fund	$2,325,780
Gateway Equity Call Premium Fund	7,528

As of June 30, 2019, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Gateway Fund	$58,276
Gateway Equity Call Premium Fund	239

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2019, were as follows:

Fund	Commissions
Gateway Fund	$57,457
Gateway Equity Call Premium Fund	30

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

g.  Affiliated Ownership.  As of June 30, 2019, Natixis and affiliates held shares of Gateway Equity Call Premium Fund representing less than 0.01% of the Fund’s net assets. Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Gateway Equity Call Premium Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2020 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2019, Natixis Advisors reimbursed the Fund $69 for transfer agency expenses.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	$380,565	$86,739	$603	$2,173,393
Gateway Equity Call Premium Fund	460	191	69	12,295

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected as legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2019, neither Fund had borrowings under this agreement.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2019, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Account Holders	Percentage of Ownership
Gateway Equity Call Premium Fund	2	71.10%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Gateway Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,782,242	$91,402,737	7,507,779	$249,848,440
Issued in connection with the reinvestment of distributions	184,238	6,097,208	416,697	13,715,940
Redeemed	(6,467,359)	(211,984,406)	(20,582,546)	(685,981,026)

Net change	(3,500,879)	$(114,484,461)	(12,658,070)	$(422,416,646)

Class C
Issued from the sale of shares	239,259	$7,818,275	955,997	$31,644,591
Issued in connection with the reinvestment of distributions	13,816	454,988	24,932	816,895
Redeemed	(1,479,555)	(48,405,488)	(2,430,008)	(80,527,268)

Net change	(1,226,480)	$(40,132,225)	(1,449,079)	$(48,065,782)

Class N
Issued from the sale of shares	1,629,831	$53,384,368	5,710,661	$188,499,842
Issued in connection with the reinvestment of distributions	23,888	790,315	44,141	1,451,036
Redeemed	(489,353)	(16,121,413)	(3,846,255)	(128,458,328)

Net change	1,164,366	$38,053,270	1,908,547	$61,492,550

Class Y
Issued from the sale of shares	23,994,895	$788,458,601	69,926,573	$2,326,487,140
Issued in connection with the reinvestment of distributions	1,129,303	37,353,759	2,118,425	69,681,734
Redeemed	(35,414,051)	(1,162,924,510)	(57,343,674)	(1,895,612,387)

Net change	(10,289,853)	$(337,112,150)	14,701,324	$500,556,487

Increase (decrease) from capital share transactions	(13,852,846)	$(453,675,566)	2,502,722	$91,566,609

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Gateway Equity Call Premium Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	52,249	$635,824	112,828	$1,355,617
Issued in connection with the reinvestment of distributions	816	9,888	1,997	23,737
Redeemed	(80,263)	(962,421)	(491,439)	(5,907,256)

Net change	(27,198)	$(316,709)	(376,614)	$(4,527,902)

Class C
Issued from the sale of shares	3,893	$46,565	27,989	$337,424
Issued in connection with the reinvestment of distributions	78	945	48	581
Redeemed	(16,243)	(196,553)	(6,562)	(79,157)

Net change	(12,272)	$(149,043)	21,475	$258,848

Class N
Issued from the sale of shares	—	$—	—	$—
Issued in connection with the reinvestment of distributions	1	7	1	12

Net change	1	$7	1	$12

Class Y
Issued from the sale of shares	875,670	$10,376,467	3,457,270	$40,202,877
Issued in connection with the reinvestment of distributions	9,570	115,970	14,895	176,962
Redeemed	(2,342,762)	(27,730,012)	(3,602,198)	(43,001,681)

Net change	(1,457,522)	$(17,237,575)	(130,033)	$(2,621,842)

Decrease from capital share transactions	(1,496,991)	$(17,703,320)	(485,171)	$(6,890,884)

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NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated February 12, 2019 to the Loomis Sayles Funds Statutory Prospectus, dated February 1, 2019, the Natixis Funds Statutory Prospectus dated February 1, 2019, April 1, 2018, May 1, 2018, June 1, 2018 and December 28, 2018, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Mirova International Sustainable Equity Fund
ASG Global Alternatives Fund	Natixis Oakmark Fund
ASG Managed Futures Strategy Fund	Natixis Oakmark International Fund
Gateway Fund	Natixis Sustainable Future 2015 FundSM
Gateway Equity Call Premium Fund	Natixis Sustainable Future 2020 FundSM
Loomis Sayles Global Allocation Fund	Natixis Sustainable Future 2025 FundSM
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2030 FundSM
Loomis Sayles Growth Fund	Natixis Sustainable Future 2035 FundSM
Loomis Sayles High Income Fund	Natixis Sustainable Future 2040 FundSM
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2045 FundSM
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2050 FundSM
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2055 FundSM
Loomis Sayles Multi-Asset Income Fund	Natixis Sustainable Future 2060 FundSM
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Select Fund
Loomis Sayles Strategic Income Fund	Vaughan Nelson Small Cap Value Fund
Mirova Global Green Bond Fund	Vaughan Nelson Value Opportunity Fund
Mirova Global Sustainable Equity Fund

Effective immediately, the information under the sub-section “Class N Shares” in the section “Purchase and Sale of Fund Shares” of the Fund Summary for each Fund is hereby amended and restated as follows:

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”). Sub accounts held

This page not part of shareholder report

within an omnibus account, where the omnibus account has at least $1,000,000, are not required to meet the investment minimum. There is no subsequent investment minimum for these shares. In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

SP2019-32

This page not part of shareholder report

NATIXIS FUNDS

Supplement dated June 28, 2019 to the Natixis Funds Prospectuses and Summary Prospectuses, each dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

GATEWAY FUND

(the “Fund”)

The text of the last footnote to the “Annual Fund Operating Expenses” table in the “Fund Fees & Expenses” sub-section of the Fund Summary section of the Fund’s prospectus is hereby amended and restated as follows:

Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses attributable to accounts admitted to Class N shares via a prospectus provision that allows Natixis Distribution, L.P., at its sole discretion, to waive the investment minimum for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N shares. This undertaking is in effect through June 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

ASG Dynamic Allocation Fund	McDonnell Intermediate Municipal Bond Fund
ASG Global Alternatives Fund	Mirova Global Green Bond Fund
ASG Managed Futures Strategy Fund	Mirova Global Sustainable Equity Fund
ASG Tactical U.S. Market Fund	Mirova International Sustainable Equity Fund
Gateway Equity Call Premium Fund	Natixis Oakmark Fund
Gateway Fund	Natixis Oakmark International Fund
Loomis Sayles High Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Value Opportunity Fund
Loomis Sayles Strategic Alpha Fund

(each a “Fund”)

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Effective July 1, 2019, the following is added to the Prospectus as “APPENDIX B —  Financial Intermediary Specific Commissions & Investment Minimum Waivers”.

APPENDIX B — Financial Intermediary Specific Commissions & Investment Minimum Waivers

UBS Financial Services, Inc. (“UBS-FS”)

Pursuant to an agreement with the Funds, Class Y shares may be available on certain brokerage platforms at UBS-FS. For such platforms, UBS-FS may charge commissions on brokerage transactions in each Fund’s Class Y shares. A shareholder should contact UBS-FS for information about the commissions charged by UBS-FS for such transactions. Shares of each Fund are available in other share classes that have different fees and expenses.

The initial and subsequent investment minimums for Class Y shares are waived for transactions through such brokerage platforms at UBS-FS.

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Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2019

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 21, 2019